Series B,C And D Notes, Net Of Current Maturities (Schedule Of Future Principal Payments For The Series A Notes) (Details) - Notes Payable $ in Thousands	Dec. 31, 2025 USD ($)
Debt Instrument [Line Items]
2026	$ 69,917
2027	69,917
2028	69,917
2029	69,917
2030	26,140
Long-term loans	$ 305,808